Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 48.6%
International Equity Funds - 17.4%
iShares Core MSCI EAFE ETF	91,854	$ 6,388,446
iShares Core MSCI Emerging Markets ETF	30,628	1,599,700
iShares Global REIT ETF	83,197	1,975,097

		9,963,243

U.S. Equity Fund - 20.8%
iShares Core S&P 500 ETF	25,966	11,949,034

U.S. Fixed Income Funds - 10.4%
iShares 0-5 Year TIPS Bond ETF	26,360	2,570,891
iShares Core U.S. Aggregate Bond ETF	35,080	3,426,614

		5,997,505

Total Exchange-Traded Funds (Cost $29,743,801)		27,909,782

INVESTMENT COMPANIES - 50.5%
International Equity Funds - 9.7%
Transamerica Emerging Markets Opportunities (A)	125,026	1,002,710
Transamerica International Focus (A)	269,186	2,288,082
Transamerica International Stock (A)	210,125	2,298,765

		5,589,557

International Fixed Income Fund - 3.3%
Transamerica Emerging Markets Debt (A)	203,739	1,862,177

U.S. Equity Funds - 22.2%
Transamerica Capital Growth (A)	197,958	1,504,477
Transamerica Large Cap Value (A)	293,785	3,892,657
Transamerica Mid Cap Growth (A)	177,543	1,530,424
Transamerica Mid Cap Value Opportunities (A)	122,594	1,387,770

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Growth (A)	149,994	$ 1,024,458
Transamerica Small Cap Value (A)	162,843	949,375
Transamerica US Growth (A)	93,968	2,467,591

		12,756,752

U.S. Fixed Income Funds - 15.3%
Transamerica Bond (A)	754,450	6,035,598
Transamerica High Yield Bond (A)	343,603	2,721,333

		8,756,931

Total Investment Companies (Cost $32,655,199)		28,965,417

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 2.50% (B), dated 07/31/2023, to be repurchased at $696,277 on 08/01/2023. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $710,244.	$ 696,229	696,229

Total Repurchase Agreement (Cost $696,229)		696,229

Total Investments (Cost $63,095,229)		57,571,428
Net Other Assets (Liabilities) - (0.3)%		(197,903)

Net Assets - 100.0%		$ 57,373,525

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$27,909,782	$—	$—	$27,909,782
Investment Companies	28,965,417	—	—	28,965,417
Repurchase Agreement	—	696,229	—	696,229

Total Investments	$56,875,199	$696,229	$—	$57,571,428

Transamerica Funds	Page 1

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2023	Shares as of July 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$5,261,006	$778,748	$(145,854)	$(25,806)	$167,504	$6,035,598	754,450	$163,747	$—
Transamerica Capital Growth	—	1,349,998	(220,000)	39,932	334,547	1,504,477	197,958	—	—
Transamerica Emerging Markets Debt	1,695,816	82,191	(155,000)	(31,775)	270,945	1,862,177	203,739	68,191	—
Transamerica Emerging Markets Opportunities	781,303	56,969	—	—	164,438	1,002,710	125,026	24,969	—
Transamerica High Yield Bond	2,230,383	460,450	(19,365)	(3,247)	53,112	2,721,333	343,603	105,450	—
Transamerica International Focus	1,981,881	39,694	(142,000)	(35,078)	443,585	2,288,082	269,186	39,694	—
Transamerica International Stock	2,059,805	58,624	(308,500)	(46,756)	535,592	2,298,765	210,125	58,624	—
Transamerica Large Cap Value	4,007,270	258,229	(480,000)	(63,476)	170,634	3,892,657	293,785	40,411	217,818
Transamerica Large Growth	3,226,319	41,205	(3,223,481)	(3,019,948)	2,975,905	—	—	—	41,205
Transamerica Mid Cap Growth	1,182,990	64,000	—	—	283,434	1,530,424	177,543	—	—
Transamerica Mid Cap Value Opportunities	1,475,276	96,792	(208,000)	(76,315)	100,017	1,387,770	122,594	16,868	79,924
Transamerica Small Cap Growth	848,625	80,838	—	—	94,995	1,024,458	149,994	—	32,838
Transamerica Small Cap Value	1,062,759	182,684	(164,000)	(210,534)	78,466	949,375	162,843	23,695	158,989
Transamerica US Growth	—	2,295,000	(370,000)	53,019	489,572	2,467,591	93,968	—	—

Total	$25,813,433	$5,845,422	$(5,436,200)	$(3,419,984)	$6,162,746	$28,965,417	3,104,814	$541,649	$530,774

(B)	Rate disclosed reflects the yield at July 31, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2035

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2035 (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3